Document And Entity Information	Feb. 24, 2025
Document Information [Line Items]
Entity, Registrant Name	WRAP TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Feb. 24, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55838
Entity, Tax Identification Number	98-0551945
Entity, Address, Address Line One	1817 W 4th Street
Entity, Address, City or Town	Tempe
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85281
City Area Code	800
Local Phone Number	583-2652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WRAP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001702924